Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 286,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	39,496.61
Total Offset Amount	0.00
Net Fee	$ 39,496.61